Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income (loss) for the year	$ 68,756	$ (61,310)
Statutory rate	27.00%	27.00%
Expected income tax expense (recovery)	$ 18,564	$ (16,554)
Permanent differences	7,617	9,662
Impact of renunciation of flow-through shares	1,328	30
Impact of (gain) loss recognized in other comprehensive income	328	(17)
Impact of loss on convertible debt	13,900	422
Impact on deconsolidation of IsoEnergy	(27,361)	0
Change in unrecognized deductible temporary differences	(15,778)	5,412
Other	(10)	3
Deferred income tax recovery	$ (1,412)	$ (1,042)